American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
March 31, 2023

Disciplined Core Value - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.5%
Lockheed Martin Corp.	50,506	23,875,701
Parsons Corp.(1)	409,585	18,324,833
Textron, Inc.	508,390	35,907,586
		78,108,120
Air Freight and Logistics — 1.1%
FedEx Corp.	86,023	19,655,395
United Parcel Service, Inc., Class B	29,165	5,657,719
		25,313,114
Automobile Components — 0.7%
BorgWarner, Inc.	301,555	14,809,366
Banks — 5.4%
Bank of America Corp.	703,665	20,124,819
JPMorgan Chase & Co.	433,508	56,490,427
M&T Bank Corp.	68,638	8,207,046
PNC Financial Services Group, Inc.	25,757	3,273,715
Truist Financial Corp.	459,859	15,681,192
U.S. Bancorp	126,955	4,576,728
Wells Fargo & Co.	333,533	12,467,463
		120,821,390
Beverages — 0.4%
PepsiCo, Inc.	49,160	8,961,868
Biotechnology — 8.3%
AbbVie, Inc.	190,852	30,416,083
Amgen, Inc.	116,799	28,236,158
Exelixis, Inc.(1)	943,284	18,309,143
Gilead Sciences, Inc.	442,907	36,747,994
Incyte Corp.(1)	201,627	14,571,583
Regeneron Pharmaceuticals, Inc.(1)	20,160	16,564,867
United Therapeutics Corp.(1)	71,636	16,043,599
Vertex Pharmaceuticals, Inc.(1)	85,956	27,082,157
		187,971,584
Broadline Retail — 0.5%
Dillard's, Inc., Class A	27,552	8,477,199
Kohl's Corp.	131,951	3,106,127
		11,583,326
Building Products — 2.3%
Johnson Controls International PLC	188,871	11,373,812
Masco Corp.	398,272	19,802,084
Owens Corning	222,422	21,308,027
		52,483,923
Capital Markets — 6.7%
Affiliated Managers Group, Inc.	82,496	11,749,080
Ameriprise Financial, Inc.	31,871	9,768,462
Cboe Global Markets, Inc.	260,602	34,983,212
Charles Schwab Corp.	58,460	3,062,135
Evercore, Inc., Class A	67,221	7,755,959
Interactive Brokers Group, Inc., Class A	139,057	11,480,546
LPL Financial Holdings, Inc.	60,571	12,259,570
Morgan Stanley	208,563	18,311,831

Raymond James Financial, Inc.	120,293	11,219,728
SEI Investments Co.	451,318	25,973,351
T. Rowe Price Group, Inc.	30,574	3,451,805
		150,015,679
Chemicals — 4.3%
Albemarle Corp.	28,142	6,220,508
CF Industries Holdings, Inc.	52,356	3,795,286
Dow, Inc.	503,396	27,596,169
Huntsman Corp.	366,294	10,021,804
LyondellBasell Industries NV, Class A	249,842	23,457,665
Olin Corp.	214,400	11,899,200
Westlake Corp.	117,034	13,573,603
		96,564,235
Communications Equipment — 0.9%
Cisco Systems, Inc.	71,900	3,758,573
Juniper Networks, Inc.	481,382	16,569,168
		20,327,741
Consumer Finance — 0.2%
American Express Co.	33,498	5,525,495
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	30,377	15,093,420
Target Corp.	7,199	1,192,370
US Foods Holding Corp.(1)	263,922	9,749,279
Walmart, Inc.	232,916	34,343,464
		60,378,533
Containers and Packaging — 0.3%
Packaging Corp. of America	48,444	6,725,481
Distributors — 1.1%
LKQ Corp.	447,085	25,376,545
Diversified Consumer Services — 0.3%
H&R Block, Inc.	197,885	6,975,446
Electrical Equipment — 0.8%
Encore Wire Corp.	25,628	4,749,637
Hubbell, Inc.	33,925	8,254,292
nVent Electric PLC	132,912	5,707,241
		18,711,170
Electronic Equipment, Instruments and Components — 0.8%
Sanmina Corp.(1)	116,006	7,075,206
Vishay Intertechnology, Inc.	524,558	11,865,502
		18,940,708
Entertainment — 1.2%
Electronic Arts, Inc.	231,927	27,935,607
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	81,393	25,131,716
Block, Inc.(1)	142,229	9,764,021
Euronet Worldwide, Inc.(1)	49,022	5,485,562
		40,381,299
Food Products — 2.4%
Archer-Daniels-Midland Co.	407,488	32,460,494
Cal-Maine Foods, Inc.	148,326	9,031,570
Conagra Brands, Inc.	243,708	9,153,673
Flowers Foods, Inc.	139,198	3,815,417
		54,461,154
Gas Utilities — 1.2%
Atmos Energy Corp.	127,516	14,327,698

ONE Gas, Inc.	43,330	3,433,036
UGI Corp.	242,138	8,416,717
		26,177,451
Ground Transportation — 1.1%
Knight-Swift Transportation Holdings, Inc.	107,891	6,104,473
Schneider National, Inc., Class B	678,147	18,140,432
		24,244,905
Health Care Equipment and Supplies — 1.5%
DENTSPLY SIRONA, Inc.	336,307	13,210,139
Hologic, Inc.(1)	255,456	20,615,299
		33,825,438
Health Care Providers and Services — 4.7%
Cigna Group	61,431	15,697,463
CVS Health Corp.	458,857	34,097,664
Elevance Health, Inc.	45,708	21,016,996
Henry Schein, Inc.(1)	60,567	4,938,633
McKesson Corp.	85,677	30,505,296
		106,256,052
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	865,203	14,267,197
Hotels, Restaurants and Leisure — 1.7%
Boyd Gaming Corp.	330,618	21,199,226
Expedia Group, Inc.(1)	180,846	17,547,488
		38,746,714
Household Products — 1.5%
Colgate-Palmolive Co.	282,209	21,208,006
Kimberly-Clark Corp.	85,894	11,528,693
		32,736,699
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	194,044	4,672,580
Vistra Corp.	535,289	12,846,936
		17,519,516
Insurance — 3.4%
Allstate Corp.	128,156	14,200,967
Everest Re Group Ltd.	50,264	17,995,517
Fidelity National Financial, Inc.	294,455	10,285,313
Marsh & McLennan Cos., Inc.	106,393	17,719,754
Progressive Corp.	117,649	16,830,866
		77,032,417
Interactive Media and Services — 1.3%
Alphabet, Inc., Class A(1)	58,183	6,035,323
Meta Platforms, Inc., Class A(1)	106,458	22,562,708
		28,598,031
IT Services — 1.9%
Amdocs Ltd.	159,292	15,296,811
Cognizant Technology Solutions Corp., Class A	323,410	19,705,371
International Business Machines Corp.	31,827	4,172,201
Twilio, Inc., Class A(1)	54,050	3,601,352
		42,775,735
Life Sciences Tools and Services — 1.3%
Bio-Rad Laboratories, Inc., Class A(1)	37,531	17,978,100
Danaher Corp.	22,382	5,641,159
Waters Corp.(1)	18,260	5,653,844
		29,273,103

Machinery — 3.8%
AGCO Corp.	119,832	16,201,286
Cummins, Inc.	105,222	25,135,431
Oshkosh Corp.	164,544	13,686,770
Parker-Hannifin Corp.	31,183	10,480,918
Snap-on, Inc.	84,422	20,842,948
		86,347,353
Media — 2.3%
Comcast Corp., Class A	562,407	21,320,849
Fox Corp., Class A	298,967	10,179,826
Interpublic Group of Cos., Inc.	122,779	4,572,290
News Corp., Class A	521,214	9,001,366
TEGNA, Inc.	336,145	5,684,212
		50,758,543
Metals and Mining — 1.6%
Nucor Corp.	232,749	35,952,738
Oil, Gas and Consumable Fuels — 7.6%
APA Corp.	301,180	10,860,551
Cheniere Energy, Inc.	140,599	22,158,402
Chord Energy Corp.	26,023	3,502,696
CNX Resources Corp.(1)	200,204	3,207,268
Exxon Mobil Corp.	715,208	78,429,709
Marathon Petroleum Corp.	238,488	32,155,337
Phillips 66	167,483	16,979,427
Valero Energy Corp.	24,534	3,424,946
		170,718,336
Personal Care Products — 0.2%
Coty, Inc., Class A(1)	355,608	4,288,633
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	542,100	37,572,951
Johnson & Johnson	86,611	13,424,705
Merck & Co., Inc.	84,358	8,974,848
Viatris, Inc.	218,875	2,105,577
		62,078,081
Professional Services — 2.8%
CACI International, Inc., Class A(1)	111,822	33,130,622
Concentrix Corp.	5,127	623,187
Leidos Holdings, Inc.	196,618	18,100,653
ManpowerGroup, Inc.	146,384	12,081,072
		63,935,534
Real Estate Management and Development — 1.8%
CBRE Group, Inc., Class A(1)	352,504	25,665,816
Jones Lang LaSalle, Inc.(1)	101,778	14,807,681
		40,473,497
Semiconductors and Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	400,381	10,417,914
Broadcom, Inc.	31,253	20,050,050
KLA Corp.	45,389	18,117,927
Marvell Technology, Inc.	137,167	5,939,331
Micron Technology, Inc.	23,667	1,428,067
NXP Semiconductors NV	53,365	9,951,238
Texas Instruments, Inc.	18,119	3,370,315
		69,274,842
Software — 2.7%
Adobe, Inc.(1)	25,701	9,904,394

Aspen Technology, Inc.(1)	37,386	8,556,534
Dropbox, Inc., Class A(1)	274,542	5,935,598
Microsoft Corp.	51,378	14,812,278
Synopsys, Inc.(1)	31,857	12,304,766
Zoom Video Communications, Inc., Class A(1)	122,799	9,067,478
		60,581,048
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.(1)	39,959	8,391,390
AutoNation, Inc.(1)	150,279	20,191,486
Lithia Motors, Inc.	26,078	5,970,037
Penske Automotive Group, Inc.	57,233	8,116,212
Williams-Sonoma, Inc.	79,119	9,625,617
		52,294,742
Technology Hardware, Storage and Peripherals — 0.8%
Hewlett Packard Enterprise Co.	1,126,555	17,946,021
Textiles, Apparel and Luxury Goods — 0.8%
PVH Corp.	48,589	4,332,195
Tapestry, Inc.	303,277	13,074,272
		17,406,467
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(1)	20,201	2,925,913
TOTAL COMMON STOCKS (Cost $2,070,671,062)		2,238,806,790
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,625	3,625
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $4,061,540), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $3,919,010)		3,917,485
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $11,557,684), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $11,335,542)		11,331,000
		15,248,485
TOTAL SHORT-TERM INVESTMENTS (Cost $15,252,110)		15,252,110
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,085,923,172)		2,254,058,900
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,137,559)
TOTAL NET ASSETS — 100.0%		$2,251,921,341

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,238,806,790	—	—
Short-Term Investments	3,625	$15,248,485	—
	$2,238,810,415	$15,248,485	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.